Shareholders’ Equity - Schedule of Outstanding Equity Warrants (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Delta Drone Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	Delta Drone Warrants* [1]
Expiry date	90 days after the earlier of (i) February 2, 2027 and (ii) such time that the Ordinary Shares have a one calendar month that is at least 50% greater than the per share price
No. of warrants issued	111,261
Exercise price per ordinary share | $ / shares	$ 4
No. of Ordinary shares underlying warrants	111,261
IPO Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	IPO Underwriter Warrants
Expiry date	July 30, 2028
No. of warrants issued	97,500
Exercise price per ordinary share | $ / shares	$ 5
No. of Ordinary shares underlying warrants	97,500
IPO Consultant Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	IPO Consultant Warrants
Expiry date	September 19, 2028
No. of warrants issued	144,606
Exercise price per ordinary share | $ / shares	$ 1.275
No. of Ordinary shares underlying warrants	144,606

[1]	Warrants issued as part of the Delta Drone transaction with the Former Parent Company and upon the IPO completion.